UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45301

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end:  June 30

Date of reporting period:  January 1 - March 31, 2012

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-48.2%
	Basic Materials-5.6%
170,000	Barrick Gold Corp.	$7,391,600
420,000	Buckeye Technologies, Inc.	14,267,400
93,000	Cabot Corp.*	3,969,240
46,600	CF Industries Holdings, Inc.	8,511,490
45,000	E.I. du Pont de Nemours & Co.	2,380,500
47,500	FMC Corp.	5,028,350
30,000	The Goodyear Tire & Rubber Co.	336,600
10,000	H.B. Fuller Co.*	328,300
161,000	Innophos Holdings, Inc.	8,069,320
100,000	Innospec, Inc.	3,038,000
57,000	International Paper Co.	2,000,700
16,000	KapStone Paper and Packaging Corp.	315,200
4,000	Methanex Corp.	129,720
7,000	NewMarket Corp.	1,311,800
100,000	Newmont Mining Corp.	5,127,000
311,040	PolyOne Corp.	4,478,976
100,000	PPG Industries, Inc.	9,580,000
45,000	Terra Nitrogen Co. LP	11,295,000

		87,559,196

	Consumer, Cyclical-7.1%
300,000	Alaska Air Group, Inc.*	10,746,000
7,500	AutoZone, Inc.	2,788,500
55,000	Big Lots, Inc.	2,366,100
177,700	The Cato Corp., Class A	4,911,628
98,900	DineEquity, Inc.*	4,905,440
65,000	DIRECTV, Class A	3,207,100
199,070	Dollar Tree, Inc.	18,810,124
530,000	Ford Motor Co.*	6,619,700
509,300	Macy’s, Inc.	20,234,489
151,300	Moody’s Corp.*	6,369,730
24,900	PetSmart, Inc.	1,424,778
110,400	RR Donnelley & Sons Co.*	1,367,856
790,200	Sinclair Broadcast Group, Inc., Class A*	8,739,612
24,800	Target Corp.	1,445,096
163,500	Viacom, Inc., Class A	8,497,095
147,000	Viacom, Inc., Class B	6,976,620
10,000	Wyndham Worldwide Corp.	465,100

		109,874,968

	Consumer, Non-cyclical-7.3%
100,000	Archer-Daniels-Midland Co.	3,166,000
390,000	Bridgepoint Education, Inc.	9,652,500
193,600	Corn Products International, Inc.*	11,161,040
100,000	Darling International, Inc.*	1,742,000
210,000	Eli Lilly & Co.	8,456,700
203,000	Forest Laboratories, Inc.*	7,042,070
4,000	Helen of Troy Ltd.*	136,040
387,000	Hi-Tech Pharmacal Co., Inc.*	13,904,910
169,000	LifePoint Hospitals, Inc.	6,665,360
240,000	Merck & Co., Inc.	9,216,000
120,000	Mylan, Inc.	2,814,000
100,000	Newell Rubbermaid, Inc.	1,781,000
483,000	Pfizer, Inc.	10,944,780
4,800	Seaboard Corp.	9,364,800

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
85,000	Tupperware Brands Corp.	$5,397,500
134,000	UnitedHealth Group, Inc.*	7,897,960
47,075	WellPoint, Inc.	3,474,135

		112,816,795

	Energy-4.9%
86,500	Apache Corp.	8,688,060
12,890	Chesapeake Energy Corp.	298,661
121,670	Chevron Corp.	13,047,891
93,500	Devon Energy Corp.	6,649,720
28,800	Diamond Offshore Drilling, Inc.	1,922,400
124,500	Exxon Mobil Corp.	10,797,885
372,244	HollyFrontier Corp.	11,967,645
15,000	Penn West Petroleum Ltd.*	293,550
199,000	Precision Drilling Corp.	1,995,970
127,500	Stone Energy Corp.	3,645,225
357,000	Tesoro Corp.	9,581,880
338,500	W&T Offshore, Inc.	7,135,580

		76,024,467

	Financial-7.4%
280,000	Advance America Cash Advance Centers, Inc.	2,937,200
230,000	American Financial Group, Inc.*	8,873,400
180,000	AmTrust Financial Services, Inc.*	4,838,400
240,000	Annaly Capital Management, Inc., REIT*	3,796,800
564,000	Brookfield Office Properties, Inc.	9,841,800
257,000	Capital One Financial Corp.	14,325,180
215,000	CBL & Associates Properties, Inc., REIT	4,067,800
243,000	EZCORP, Inc., Class A*	7,886,565
261,000	FBL Financial Group, Inc., Class A	8,795,700
485,000	Fifth Third Bancorp	6,814,250
352,600	First Industrial Realty Trust, Inc., REIT	4,354,610
49,000	Home Properties, Inc., REIT	2,989,490
915,000	KeyCorp	7,777,500
140,000	Nelnet, Inc., Class A	3,627,400
14,000	PNC Financial Services Group, Inc.	902,860
59,000	Post Properties, Inc., REIT	2,764,740
161,000	Protective Life Corp.	4,768,820
316,060	Rent-A-Center, Inc.*	11,931,265
67,000	Torchmark Corp.*	3,339,950

		114,633,730

	Industrial-5.8%
168,000	AGCO Corp.	7,931,280
94,100	Amerco, Inc.*	9,928,491
408,000	American Axle & Manufacturing Holdings, Inc.*	4,777,680
37,800	Cascade Corp.	1,894,536
105,000	CSX Corp.	2,259,600
68,000	Cummins, Inc.	8,162,720
27,200	Deere & Co.*	2,200,480
71,000	Eaton Corp.	3,537,930
20,000	FedEx Corp.	1,839,200
31,000	Jarden Corp.	1,247,130
152,000	Littelfuse, Inc.*	9,530,400
32,000	NACCO Industries, Inc.	3,723,840
57,000	Sauer-Danfoss, Inc.	2,679,000
392,000	Sturm Ruger & Co., Inc.	19,247,200
60,000	Timken Co.*	3,044,400
156,500	TRW Automotive Holdings Corp.	7,269,425

		89,273,312

Shares or Principal Amount		Value
	Technology-6.0%
348,000	Amkor Technology, Inc.*	$2,138,460
150,000	Arrow Electronics, Inc.*	6,295,500
145,000	Avnet, Inc.*	5,276,550
70,000	Brightpoint, Inc.	563,500
316,910	Deluxe Corp.	7,422,032
50,000	Hewlett-Packard Co.	1,191,500
146,000	Integrated Silicon Solution, Inc.	1,629,360
249,000	Intel Corp.	6,999,390
80,000	International Business Machines Corp.*	16,692,000
174,000	Intersections, Inc.	2,223,720
215,000	Kulicke & Soffa Industries, Inc.	2,672,450
62,000	Lexmark International, Inc., Class A	2,060,880
8,800	Newport Corp.	155,936
61,840	Northrop Grumman Corp.	3,777,187
100,000	Photronics, Inc.	665,000
111,500	SYNNEX Corp.	4,252,610
288,840	Triumph Group, Inc.	18,098,715
249,500	Western Digital Corp.	10,326,805

		92,441,595

	Utilities-4.1%
115,000	American Electric Power Co., Inc.	4,436,700
250,000	AT&T, Inc.	7,807,500
347,000	BCE, Inc.*	13,900,820
100,000	Cleco Corp.	3,965,000
112,840	DTE Energy Co.	6,209,585
75,600	Edison International	3,213,756
142,000	El Paso Electric Co.	4,613,580
143,000	Exelon Corp.	5,607,030
20,000	Genie Energy Ltd., Class B	193,400
42,000	NorthWestern Corp.*	1,489,320
70,000	OGE Energy Corp.	3,745,000
265,000	Portland General Electric Co.	6,619,700
980,000	Vonage Holdings Corp.*	2,165,800

		63,967,191

TOTAL COMMON STOCKS (Cost $598,750,889)		746,591,254

CLOSED-END FUNDS-0.1%
128,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	1,355,520
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	199,870
50,000	Nuveen Premium Income Municipal Fund 2	750,000

TOTAL CLOSED-END FUNDS (Cost $2,194,660)		2,305,390

EXCHANGE TRADED FUNDS-1.0%
58,000	iShares® Cohen & Steers Realty Majors Index Fund*	4,445,120
45,000	iShares® MSCI Canada Index Fund	1,275,300
20,000	iShares® MSCI Indonesia Investable Market Index Fund	618,800
32,900	iShares® MSCI New Zealand Investable Market Index Fund*	1,041,614
193,000	iShares® MSCI Singapore Index Fund*	2,487,770
19,000	iShares® MSCI South Korea Index Fund	1,131,260
10,000	iShares® S&P® National Municipal Bond Fund	1,094,000
20,000	iShares® Silver Trust Index Fund*	627,400
122,900	SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF*	2,995,073

TOTAL EXCHANGE TRADED FUNDS (Cost $14,627,815)		15,716,337

Shares or Principal Amount		Value
PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
8,000	General Electric Capital Corp., 6.000%	$203,120

TOTAL PREFERRED STOCKS (Cost $197,406)		203,120

CORPORATE BONDS-5.5%
	Basic Materials-0.5%
$5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,285,725
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,809,963

		7,095,688

	Consumer, Cyclical-0.2%
785,000	McDonald’s Corp., 5.700%, 2/1/39	978,658
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,267,688

		3,246,346

	Consumer, Non-cyclical-0.5%
5,000,000	PepsiCo, Inc., 0.800%, 8/25/14	5,025,845
3,000,000	The Hershey Co., 4.125%, 12/1/20	3,300,507

		8,326,352

	Energy-0.3%
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,054,395

	Financial-3.0%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,055,360
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,162,305
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,236,405
3,000,000	Countrywide Financial Corp., 5.800%, 6/7/12	3,023,667
4,000,000	General Electric Capital Corp., 0.976%, 2/6/14(b)	3,998,584
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,462,856
5,000,000	Morgan Stanley, 4.750%, 3/22/17	5,000,570
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	4,883,645
5,000,000	National City Corp., 4.900%, 1/15/15	5,484,715
5,000,000	UBS AG, 5.875%, 12/20/17	5,542,170

		45,850,277

	Industrial-0.2%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,348,874
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,519,318

		2,868,192

	Technology-0.8%
5,000,000	Hewlett-Packard Co., 3.750%, 12/1/20	4,976,765
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,077,844
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,387,231

		12,441,840

TOTAL CORPORATE BONDS (Cost $81,513,004)		84,883,090

MORTGAGE BACKED SECURITIES-1.2%
	Federal National Mortgage Association-0.3%
4,978,267	3.000%, 3/1/27	5,166,296

	Government National Mortgage Association-0.9%
1,761,263	4.000%, 7/15/25, Pool #745185	1,899,654
1,440,195	4.500%, 1/15/40, Pool #723606	1,571,794

Shares or Principal Amount		Value
	Government National Mortgage Association (continued)
$9,179,468	4.000%, 12/20/40, Pool #4882	$9,875,520

		13,346,968

TOTAL MORTGAGE BACKED SECURITIES (Cost $17,799,145)		18,513,264

U.S. GOVERNMENT AGENCIES-3.4%
	Federal Farm Credit Bank-1.2%
15,000,000	0.390%, 6/12/14	14,919,645
4,000,000	0.860%, 10/2/15	3,998,240

		18,917,885

	Federal Home Loan Banks-1.2%
10,000,000	0.875%, 4/10/15	10,005,470
8,750,000	0.500%, 10/13/15	8,749,685

		18,755,155

	Federal Home Loan Mortgage Corporation-0.7%
9,719,508	3.000%, 11/1/26	10,075,980

	United States Department of Housing and Urban Development-0.3%
5,000,000	2.050%, 8/1/19	4,965,905

TOTAL U.S. GOVERNMENT AGENCIES (Cost $52,734,921)		52,714,925

U.S. TREASURY BONDS & NOTES-31.7%
	U.S. Treasury Bonds-2.5%
18,000,000	2.125%, 8/15/21	17,977,500
20,000,000	3.500%, 2/15/39	20,706,240

		38,683,740

	U.S. Treasury Inflation Indexed Notes-3.3%
15,430,388	2.500%, 7/15/16	18,014,977
12,424,830	1.625%, 1/15/18	14,273,024
15,722,813	1.375%, 1/15/20	18,045,607

		50,333,608

	U.S. Treasury Notes-25.9%
59,300,000	3.875%, 2/15/13	61,183,250
70,000,000	1.125%, 6/15/13	70,724,640
35,000,000	2.625%, 12/31/14	37,020,690
20,000,000	2.000%, 1/31/16	20,943,760
30,000,000	1.000%, 9/30/16	30,096,090
48,000,000	4.625%, 2/15/17	56,193,744
15,400,000	3.500%, 2/15/18	17,300,945
100,000,000	2.750%, 2/15/19	107,679,700

		401,142,819

TOTAL U.S. TREASURY BONDS & NOTES (Cost $463,225,073)		490,160,167

FOREIGN BONDS-3.3%
	Australia Government-0.7%
AUD10,000,000	5.250%, 3/15/19	11,275,857

	Canada Government-0.7%
CAD 5,000,000	3.750%, 6/1/19	5,639,882
CAD 5,000,000	3.500%, 6/1/20	5,570,906

		11,210,788

	International Bank for Reconstruction & Development-0.3%
TRY 8,000,000	10.250%, 8/24/12	4,507,883

Shares or Principal Amount		Value
	Netherlands Government-0.3%
EUR 3,000,000	4.000%, 7/15/19	$4,572,840

	Norway Government-0.3%
NOK 21,000,000	4.500%, 5/22/19	4,217,516

	Queensland Treasury Corp.-0.4%
AUD 5,000,000	6.000%, 10/14/15	5,491,667

	Sweden Government-0.6%
SEK 52,000,000	5.000%, 12/1/20	9,790,066

TOTAL FOREIGN BONDS (Cost $46,794,025)		51,066,617

MUNICIPAL BONDS-3.3%
	California-0.0%
$1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,042,650

	Colorado-0.1%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,109,260

	Connecticut-0.4%
5,350,000	State of Connecticut, 5.000%, 11/1/25	6,307,810

	Florida-0.1%
1,000,000	Florida State Board of Education Cap Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,089,320

	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,318,990

	Illinois-0.1%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	556,500
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,058,680

		1,615,180

	Louisiana-0.1%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A, 5.125%, 2/1/29	1,104,880

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,186,140

	Michigan-0.1%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,056,300

	Ohio-0.8%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B, 6.150%, 12/1/33	4,992,372
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,180,300
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	544,670
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,124,470
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A, 5.000%, 12/1/28	1,123,710
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	598,525
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,154,600
2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B, 5.000%, 2/1/22	2,167,500

		12,886,147

Shares or Principal Amount		Value
	Texas-0.6%
$1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	$1,073,370
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,065,100
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	536,495
5,335,000	Port of Houston Authority, 5.000%, 10/1/35	6,108,095
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,085,480

		9,868,540

	Washington-0.3%
5,000,000	State of Washington, 4.000%, 2/1/37	4,976,400

	Wisconsin-0.4%
5,000,000	State of Wisconsin, 5.000%, 5/1/25	5,867,300

TOTAL MUNICIPAL BONDS (Cost $49,461,420)		51,428,917

TOTAL INVESTMENT SECURITIES-97.7% (Cost $1,327,298,358)		1,513,583,081
OTHER ASSETS IN EXCESS OF LIABILITIES-2.3%		35,944,852

NET ASSETS-100.0%		$1,549,527,933

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets
(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
LP - Limited Partnership
Ltd. - Limited
MSCI - Morgan Stanley Capital International
NOK - Norwegian Krone
REIT - Real Estate Investment Trust
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipts
SEK - Swedish Krona
TRY - New Turkish Lira

Foreign Bonds Securities Allocation
% of net assets
Asia - Pacific	1.1%
Europe	1.2%
Europe - Euro	0.3%
North America	0.7%

3.3%

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (unaudited)

Shares		Value
COMMON STOCKS-89.5%
	Basic Materials-9.6%
5,000	Buckeye Technologies, Inc.	$169,850
4,125	Domtar Corp.	393,443
2,575	FMC Corp.	272,589
5,000	Innophos Holdings, Inc.	250,600
15,500	PolyOne Corp.	223,200

		1,309,682

	Consumer, Cyclical-11.4%
8,250	Alaska Air Group, Inc.*	295,515
7,225	Dollar Tree, Inc.*	682,690
5,000	Domino’s Pizza, Inc.	181,500
6,500	Foot Locker, Inc.	201,825
15,500	RR Donnelley & Sons Co.	192,045

		1,553,575

	Consumer, Non-cyclical-13.3%
10,325	Bridgepoint Education, Inc.*	255,544
4,125	Corn Products International, Inc.	237,806
10,325	LifePoint Hospitals, Inc.*	407,218
125	Seaboard Corp.*	243,875
7,225	Tupperware Brands Corp.	458,787
10,325	Tyson Foods, Inc., Class A	197,724

		1,800,954

	Energy-10.7%
4,125	Cimarex Energy Co.	311,314
8,250	HollyFrontier Corp.	265,238
5,850	Targa Resources Partners LP	242,599
9,300	Tesoro Corp.*	249,612
10,325	W&T Offshore, Inc.	217,651
4,125	World Fuel Services Corp.	169,125

		1,455,539

	Financial-13.4%
8,775	American Financial Group, Inc.	338,540
12,900	Brookfield Office Properties, Inc.	225,105
4,125	Home Properties, Inc., REIT	251,666
11,350	Nelnet, Inc., Class A	294,078
6,825	Protective Life Corp.	202,157
13,425	Rent-A-Center, Inc.	506,794

		1,818,340

	Industrial-12.5%
7,225	AGCO Corp.*	341,092
3,000	Amerco, Inc.	316,530
7,750	Jarden Corp.	311,782
6,700	Timken Co.	339,958
8,250	TRW Automotive Holdings Corp.*	383,213

		1,692,575

	Technology-10.6%
34,525	Amkor Technology, Inc.*	212,156
7,750	Arrow Electronics, Inc.*	325,267
13,950	Deluxe Corp.	326,709

Shares		Value
	Technology (continued)
3,100	Lexmark International, Inc., Class A	$103,044
25,500	LSI Corp.*	221,340
4,125	Triumph Group, Inc.	258,473

		1,446,989

	Utilities-8.0%
15,550	CMS Energy Corp.	342,100
4,975	DTE Energy Co.	273,775
6,000	NorthWestern Corp.	212,760
8,000	Portland General Electric Co.	199,840
25,825	Vonage Holdings Corp.*	57,073

		1,085,548

TOTAL COMMON STOCKS (Cost $10,109,501)		12,163,202

EXCHANGE TRADED FUNDS-1.7%
3,100	iShares® Cohen & Steers Realty Majors Index Fund	237,584

TOTAL EXCHANGE TRADED FUNDS (Cost $217,509)		237,584

TOTAL INVESTMENT SECURITIES-91.2% (Cost $10,327,010)		12,400,786
OTHER ASSETS IN EXCESS OF LIABILITIES-8.8%		1,195,685

NET ASSETS-100.0%		$13,596,471

*	Non-income producing security.

LP - Limited Partnership

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (unaudited)

Shares		Value
COMMON STOCKS-96.0%
	Basic Materials-13.2%
462,155	Boise, Inc.	$3,794,292
203,175	Buckeye Technologies, Inc.	6,901,855
2,270	Great Northern Iron Ore Properties	218,011
165,750	Innophos Holdings, Inc.	8,307,390
68,855	Innospec, Inc.*	2,091,815
57,431	Material Sciences Corp.*	473,806
18,714	Neenah Paper, Inc.	556,554
9,685	Universal Stainless & Alloy*	413,743

		22,757,466

	Consumer, Cyclical-8.1%
25,470	Carrols Restaurant Group, Inc.*	388,418
94,270	The Cato Corp., Class A	2,605,623
98,740	Domino’s Pizza, Inc.	3,584,262
36,755	Dorman Products, Inc.*	1,859,803
6,445	Flexsteel Industries, Inc.	116,654
27,630	Friedman Industries, Inc.	301,167
26,205	PC Connection, Inc.	215,405
20,195	Rocky Brands, Inc.*	274,854
354,095	Sinclair Broadcast Group, Inc., Class A	3,916,291
8,720	Susser Holdings Corp.*	223,842
45,350	Town Sports International Holdings, Inc.*	572,771

		14,059,090

	Consumer, Non-cyclical-11.3%
175,295	Bridgepoint Education, Inc.*	4,338,551
30,340	Carriage Services, Inc.	229,067
97,880	Darling International, Inc.*	1,705,070
52,280	Dusa Pharmaceuticals, Inc.*	327,273
44,280	Elizabeth Arden, Inc.*	1,548,914
74,120	Helen of Troy Ltd.*	2,520,821
93,420	Hi-Tech Pharmacal Co., Inc.*	3,356,581
109,195	LifePoint Hospitals, Inc.*	4,306,651
71,695	Metropolitan Health Networks, Inc.*	671,782
11,520	Nature’s Sunshine Products, Inc.*	184,550
48,660	Sciclone Pharmaceuticals, Inc.*	307,045

		19,496,305

	Energy-7.6%
12,780	Adams Resources & Energy, Inc.	730,760
114,020	Gulfport Energy Corp.*	3,320,262
27,101	Mitcham Industries, Inc.*	608,689
12,560	REX American Resources Corp.*	385,592
81,480	Stone Energy Corp.*	2,329,513
84,390	Sunoco Logistics Partners LP	3,190,786
33,870	TGC Industries, Inc.*	335,991
102,815	W&T Offshore, Inc.	2,167,340

		13,068,933

	Financial-19.3%
459,990	Advance America Cash Advance Centers, Inc.	4,825,295
218,285	American Financial Group, Inc.	8,421,435
4,315	Arlington Asset Investment Corp., Class A	95,793
82,499	Capital Trust, Inc., Class A, REIT*	311,021

Shares		Value
	Financial (continued)
85,980	Crawford & Co., Class B	$421,302
14,930	Enterprise Financial Services Corp.	175,278
17,235	ePlus, Inc.*	551,003
100,170	EZCORP, Inc., Class A*	3,251,017
35,980	FBL Financial Group, Inc., Class A	1,212,526
21,870	MainSource Financial Group, Inc.	263,534
96,980	Nelnet, Inc., Class A	2,512,752
19,105	Nicholas Financial, Inc.	251,995
10,940	Peoples Bancorp, Inc.	191,888
236,725	Rent-A-Center, Inc.	8,936,369
31,538	Southside Bancshares, Inc.	696,990
20,920	World Acceptance Corp.*	1,281,350

		33,399,548

	Industrial-14.0%
81,145	Alamo Group, Inc.	2,439,219
28,410	Amerco, Inc.	2,997,539
11,670	CAI International, Inc.*	212,161
35,026	Coleman Cable, Inc.*	340,453
30,005	Littelfuse, Inc.	1,881,313
15,720	Miller Industries, Inc.	265,982
18,035	Park-Ohio Holdings Corp.*	361,602
112,550	Perma-Fix Environmental Services*	178,954
10,215	Standex International Corp.	420,756
208,137	Sturm Ruger & Co., Inc.	10,219,527
207,070	Trimas Corp.*	4,636,297
12,914	UFP Technologies, Inc.*	251,177

		24,204,980

	Technology-9.4%
104,340	Acadia Pharmaceuticals, Inc.*	225,374
11,820	Communications Systems, Inc.	155,197
42,700	Datalink Corp.*	406,504
17,825	DDi Corp.	217,465
142,525	Deluxe Corp.	3,337,936
6,145	Formula Systems 1985 Ltd., Sponsored ADR	104,465
12,860	Intersections, Inc.	164,351
196,170	Majesco Entertainment Co.*	484,540
37,875	Nova Measuring Instruments Ltd.*	339,360
52,630	SYNNEX Corp.*	2,007,308
8,520	Tessco Technologies, Inc.	217,004
131,785	Triumph Group, Inc.	8,257,648
29,580	USA Mobility, Inc.	412,049

		16,329,201

	Utilities-13.1%
144,750	Cleco Corp.	5,739,337
167,995	El Paso Electric Co.	5,458,158
47,730	HickoryTech Corp.	493,528
56,140	The Laclede Group, Inc.	2,190,583
115,395	NorthWestern Corp.	4,091,907
35,630	Pike Electric Corp.*	293,235
130,635	Portland General Electric Co.	3,263,262
34,620	UIL Holdings Corp.	1,203,391

		22,733,401

TOTAL COMMON STOCKS (Cost $136,893,007)		166,048,924

Value
TOTAL INVESTMENT SECURITIES-96.0% (Cost $136,893,007)	$166,048,924
OTHER ASSETS IN EXCESS OF LIABILITIES-4.0%	6,843,559

NET ASSETS-100.0%	$172,892,483

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (unaudited)

Shares		Value
COMMON STOCKS-93.7%
	Basic Materials-9.6%
1,340	Great Northern Iron Ore Properties	$128,694
34,277	Material Sciences Corp.*	282,785
11,165	Neenah Paper, Inc.	332,047
5,220	Universal Stainless & Alloy*	222,998

		966,524

	Consumer, Cyclical-13.2%
13,920	Carrols Restaurant Group, Inc.*	212,280
3,465	Flexsteel Industries, Inc.	62,717
18,530	Friedman Industries, Inc.	201,977
15,115	PC Connection, Inc.	124,245
18,853	Rocky Brands, Inc.*	256,589
4,842	Susser Holdings Corp.*	124,294
27,060	Town Sports International Holdings, Inc.*	341,768

		1,323,870

	Consumer, Non-cyclical-9.5%
17,641	Carriage Services, Inc.	133,190
28,720	Dusa Pharmaceuticals, Inc.*	179,787
40,975	Metropolitan Health Networks, Inc.*	383,936
5,760	Nature’s Sunshine Products, Inc.*	92,275
26,680	Sciclone Pharmaceuticals, Inc.*	168,351

		957,539

	Energy-11.9%
7,620	Adams Resources & Energy, Inc.	435,712
16,161	Mitcham Industries, Inc.*	362,976
6,900	REX American Resources Corp.*	211,830
18,580	TGC Industries, Inc.*	184,313

		1,194,831

	Financial-14.6%
2,560	Arlington Asset Investment Corp., Class A	56,832
45,340	Capital Trust, Inc., Class A, REIT*	170,932
47,536	Crawford & Co., Class B	232,926
8,140	Enterprise Financial Services Corp.	95,564
16,490	ePlus, Inc.*	527,185
12,720	MainSource Financial Group, Inc.	153,276
10,202	Nicholas Financial, Inc.	134,564
5,440	Peoples Bancorp, Inc.	95,418

		1,466,697

	Industrial-15.0%
5,998	CAI International, Inc.*	109,044
19,610	Coleman Cable, Inc.*	190,609
8,565	Miller Industries, Inc.	144,920

Shares		Value
	Industrial (continued)
9,860	Park-Ohio Holdings Corp.*	$197,693
56,100	Perma-Fix Environmental Services*	89,199
5,665	Standex International Corp.	233,341
6,310	Sturm Ruger & Co., Inc.	309,821
12,004	UFP Technologies, Inc.*	233,478

		1,508,105

	Technology-15.2%
52,000	Acadia Pharmaceuticals, Inc.*	112,320
6,480	Communications Systems, Inc.	85,082
23,420	Datalink Corp.*	222,959
10,630	DDi Corp.	129,686
11,895	Formula Systems 1985 Ltd., Sponsored ADR	202,215
13,980	Intersections, Inc.	178,664
117,100	Majesco Entertainment Co.*	289,237
20,410	Nova Measuring Instruments Ltd.*	182,874
4,620	Tessco Technologies, Inc.	117,671

		1,520,708

	Utilities-4.7%
28,480	HickoryTech Corp.	294,483
21,260	Pike Electric Corp.*	174,970

		469,453

TOTAL COMMON STOCKS (Cost $7,456,568)		9,407,727

TOTAL INVESTMENT SECURITIES-93.7% (Cost $7,456,568)		9,407,727
OTHER ASSETS IN EXCESS OF LIABILITIES-6.3%		627,201

NET ASSETS-100.0%		$10,034,928

*  Non-income producing security.

ADR - American Depositary Receipt
Ltd. - Limited
REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

March 31, 2012 (unaudited)

Shares		Value
COMMON STOCKS-123.0%
	Basic Materials-9.6%
11,555	Buckeye Technologies, Inc.(a)	$392,523
3,025	Freeport-McMoRan Copper & Gold, Inc.(a)	115,071
6,065	Innophos Holdings, Inc.(a)	303,978

		811,572

	Consumer, Cyclical-22.4%
1,460	Alaska Air Group, Inc.*(a)	52,297
1,045	AutoZone, Inc.*(a)	388,531
2,340	Dillard’s, Inc.(a)	147,467
4,510	Dollar Tree, Inc.*(a)	426,150
1,820	Fred’s, Inc., Class A(a)	26,590
9,430	Moody’s Corp.(a)	397,003
22,055	Sinclair Broadcast Group, Inc., Class A(a)	243,928
3,480	Viacom, Inc., Class A(a)	180,856
580	Wal-Mart Stores, Inc.(a)	35,496

		1,898,318

	Consumer, Non-cyclical-20.6%
5,010	Corn Products International, Inc.(a)	288,827
5,945	Eli Lilly & Co.(a)	239,405
6,005	Helen of Troy Ltd.*(a)	204,230
4,250	Hi-Tech Pharmacal Co., Inc.*(a)	152,702
11,675	Pfizer, Inc.(a)	264,555
5,655	UnitedHealth Group, Inc.(a)	333,306
3,605	WellPoint, Inc.(a)	266,049

		1,749,074

	Energy-13.0%
860	Apache Corp.(a)	86,378
3,185	Chevron Corp.(a)	341,559
6,270	HollyFrontier Corp.(a)	201,581
3,260	Stone Energy Corp.*(a)	93,203
4,660	Tesoro Corp.*(a)	125,075
12,135	W&T Offshore, Inc.(a)	255,806

		1,103,602

	Financial-17.7%
32,110	Advance America Cash Advance Centers, Inc.(a)	336,834
2,925	Brookfield Office Properties, Inc.(a)	51,041
8,100	Capital One Financial Corp.(a)	451,494
3,180	CBL & Associates Properties, Inc., REIT(a)	60,166
4,925	EZCORP, Inc., Class A*(a)	159,841
8,890	Fifth Third Bancorp(a)	124,904
3,455	PNC Financial Services Group, Inc.(a)	222,813
4,310	Southside Bancshares, Inc.(a)	95,251

		1,502,344

	Industrial-11.2%
1,750	Amerco, Inc.(a)	184,643
3,530	Littelfuse, Inc.(a)	221,331
7,180	Sturm Ruger & Co., Inc.(a)	352,538
1,330	Timken Co.(a)	67,484

Shares		Value
	Industrial (continued)
2,680	TRW Automotive Holdings Corp.*(a)	$124,486

		950,482

	Technology-17.2%
6,700	Brightpoint, Inc.*(a)	53,935
16,830	Deluxe Corp.(a)	394,159
41,855	Integrated Silicon Solution, Inc.*(a)	467,102
4,250	Intel Corp.(a)	119,468
9,130	Kulicke & Soffa Industries, Inc.*(a)	113,486
1,405	Lockheed Martin Corp.(a)	126,253
3,520	Newport Corp.*(a)	62,374
6,350	Symantec Corp.*(a)	118,745

		1,455,522

	Utilities-11.3%
6,685	BCE, Inc.(a)	267,801
1,940	DTE Energy Co.(a)	106,758
6,700	Exelon Corp.(a)	262,707
10,295	Portland General Electric Co.(a)	257,169
26,355	Vonage Holdings Corp.*(a)	58,245

		952,680

TOTAL COMMON STOCKS (Cost $9,317,478)		10,423,594

TOTAL INVESTMENT SECURITIES-123.0% (Cost $9,317,478)		10,423,594
SEGREGATED CASH WITH BROKERS-26.0%(a)		2,202,967
SECURITIES SOLD SHORT-(28.5)% (Proceeds $(2,405,459))		(2,417,551)
OTHER LIABILITIES IN EXCESS OF ASSETS-(20.5)%		(1,733,324)

NET ASSETS-100.0%		$8,475,686

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(28.5)%
	Basic Materials-(1.5)%
(2,950)	Alumina Ltd.	$(15,163)
(2,380)	Fortuna Silver Mines, Inc.	(10,758)
(4,375)	McEwen Mining, Inc.	(19,425)
(3,387)	Northern Dynasty Minerals Ltd.	(20,593)
(3,316)	Patriot Coal Corp.	(20,692)
(994)	Seabridge Gold, Inc.	(19,969)
(1,249)	Solazyme, Inc.	(18,273)

		(124,873)

	Consumer, Cyclical-(1.9)%
(125)	Amazon.com, Inc.	(25,314)
(786)	Arcos Dorados Holdings, Inc.	(14,219)
(1,937)	Gol Linhas Aereas Inteligentes SA	(13,036)
(910)	Meritage Homes Corp.	(24,625)
(1,814)	Panasonic Corp.	(16,779)
(1,825)	Skechers U.S.A., Inc.	(23,214)
(761)	Sony Corp.	(15,806)
(550)	Vail Resorts, Inc.	(23,787)

		(156,780)

	Consumer, Non-cyclical-(4.8)%
(860)	Abaxis, Inc.	(25,052)
(1,090)	Ardea Biosciences, Inc.	(23,718)

Shares		Value
	Consumer, Non-cyclical (continued)
(1,555)	Ariad Pharmaceuticals, Inc.	$(24,802)
(1,255)	Brookdale Senior Living, Inc.	(23,494)
(580)	Cepheid, Inc.	(24,261)
(2,203)	DexCom, Inc.	(22,977)
(1,289)	Emeritus Corp.	(22,764)
(1,761)	Endologix, Inc.	(25,799)
(1,179)	Insulet Corp.	(22,566)
(1,080)	K12, Inc.	(25,520)
(590)	MAKO Surgical Corp.	(24,869)
(2,981)	Nektar Therapeutics	(23,610)
(678)	Neogen Corp.	(26,489)
(3,322)	NPS Pharmaceuticals, Inc.	(22,723)
(1,179)	NxStage Medical, Inc.	(22,719)
(809)	Sagent Pharmaceuticals, Inc.	(14,457)
(1,035)	Snyders-Lance, Inc.	(26,755)

		(402,575)

	Energy-(2.9)%
(1,195)	BreitBurn Energy Partners LP	(22,848)
(765)	Carrizo Oil & Gas, Inc.	(21,619)
(935)	Cheniere Energy Partners LP	(19,915)
(1,220)	Clean Energy Fuels Corp.	(25,962)
(3,162)	EXCO Resources, Inc.	(20,964)
(1,237)	Ferrellgas Partners LP	(18,654)
(1,300)	Goodrich Petroleum Corp.	(24,726)
(1,295)	Inergy LP	(21,199)
(392)	InterOil Corp.	(20,153)
(1,167)	Kosmos Energy Ltd.	(15,451)
(2,165)	Lone Pine Resources, Inc.	(14,073)
(565)	Noble Corp.	(21,171)

		(246,735)

	Financial-(4.1)%
(1,170)	Apollo Global Management LLC	(16,708)
(820)	Argo Group International Holdings Ltd.	(24,493)
(2,810)	Bank of America Corp.	(26,892)
(2,405)	E-House China Holdings, Ltd., ADR	(13,949)
(750)	Financial Engines, Inc.	(16,770)
(2,900)	Flagstone Reinsurance Holdings SA	(22,823)
(957)	Greenlight Capital Re Ltd.	(23,571)
(3,350)	Hudson City Bancorp, Inc.	(24,488)
(1,431)	KBW, Inc.	(26,473)
(1,729)	Kennedy-Wilson Holdings, Inc.	(23,341)
(936)	RLJ Lodging Trust	(17,438)
(1,350)	Selective Insurance Group, Inc.	(23,773)
(1,030)	Sun Life Financial, Inc.	(24,401)
(760)	Validus Holdings Ltd.	(23,522)
(215)	Virtus Investment Partners, Inc.	(18,443)
(1,085)	XL Group Plc	(23,534)

		(350,619)

	Industrial-(2.1)%
(3,130)	AU Optronics Corp., ADR	(14,273)
(3,135)	Capital Product Partners LP	(25,425)
(2,310)	Century Aluminum Co.	(20,513)
(875)	Fuel Systems Solutions, Inc.	(22,890)
(655)	Martin Midstream Partners LP	(22,126)
(1,975)	Masco Corp.	(26,405)
(1,641)	Nordic American Tanker Shipping Ltd.	(26,059)
(528)	Westport Innovations, Inc.	(21,606)

		(179,297)

	Technology-(10.9)%
(648)	Acme Packet, Inc.	(17,833)
(1,020)	The Active Network, Inc.	(17,167)

Shares		Value
	Technology (continued)
(610)	Ariba, Inc.	$(19,953)
(896)	Aruba Networks, Inc.	(19,963)
(551)	BioMarin Pharmaceutical, Inc.	(18,872)
(555)	Cavium, Inc.	(17,172)
(1,351)	Ciena Corp.	(21,873)
(768)	Cornerstone OnDemand, Inc.	(16,773)
(651)	Cree, Inc.	(20,591)
(1,758)	Dendreon Corp.	(18,731)
(1,841)	DigitalGlobe, Inc.	(24,559)
(2,380)	E-Commerce China Dangdang, Inc.	(19,278)
(1,313)	Emergent Biosolutions, Inc.	(21,008)
(2,040)	Exact Sciences Corp.	(22,766)
(850)	Groupon, Inc.	(15,623)
(268)	HeartWare International, Inc.	(17,605)
(615)	HomeAway, Inc.	(15,602)
(2,548)	Human Genome Sciences, Inc.	(20,995)
(2,525)	Infinera Corp.	(20,503)
(705)	Interactive Intelligence Group, Inc.	(21,509)
(1,524)	InterMune, Inc.	(22,357)
(1,070)	InvenSense, Inc.	(19,367)
(889)	Juniper Networks, Inc.	(20,340)
(936)	Koninklijke Philips Electronics NV	(19,048)
(1,480)	LG Display Co. Ltd.	(17,420)
(1,940)	Logitech International SA	(15,132)
(465)	LogMeIn, Inc.	(16,382)
(265)	Loral Space & Communications, Inc.	(21,094)
(678)	MakeMyTrip Ltd.	(15,574)
(295)	Medivation, Inc.	(22,042)
(400)	NetSuite, Inc.	(20,116)
(1,120)	NII Holdings, Inc.	(20,507)
(1,551)	Optimer Pharmaceuticals, Inc.	(21,559)
(548)	Pegasystems, Inc.	(20,912)
(543)	QLIK Technologies, Inc.	(17,376)
(2,875)	Rambus, Inc.	(18,544)
(818)	RealPage, Inc.	(15,681)
(1,485)	Responsys, Inc.	(17,775)
(554)	Rovi Corp.	(18,033)
(137)	Salesforce.com, Inc.	(21,168)
(993)	ServiceSource International, Inc.	(15,372)
(626)	Shutterfly, Inc.	(19,613)
(264)	Sina Corp.	(17,160)
(1,255)	Take-Two Interactive Software, Inc.	(19,308)
(2,135)	Trina Solar Ltd.	(15,222)
(1,425)	VanceInfo Technologies, Inc.	(17,157)
(1,615)	Velti PLC	(21,883)
(755)	WebMD Health Corp.	(19,313)
(629)	Youku, Inc.	(13,832)
		(927,663)

	Utilities-(0.3)%
(1,136)	Atlantic Power Corp.	(15,722)
(1,545)	Pampa Energia SA	(13,287)

		(29,009)

TOTAL COMMON STOCKS SOLD SHORT		(2,417,551)

TOTAL SECURITIES SOLD SHORT-(28.5)% (Proceeds $(2,405,459))		$(2,417,551)

*	Non-income producing security.
(a)

Security position is either entirely or partially held in a segregated account as collateral for line of credit or securities sold short aggregating a total market value of $10,423,269 and cash equivalents of $2,202,967.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Generally designates corporations in various countries, mostly those employing the civil law

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedules of Investments

March 31, 2012 (Unaudited)

GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Micro Cap Fund and James Long-Short Fund are each a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value.

Notes to Quarterly Schedules of Investments	James Advantage Funds

March 31, 2012 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

James Advantage Funds	Notes to Quarterly Schedules of Investments

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2012:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$746,591,254	$–	$–	$746,591,254
Closed-End Funds	2,305,390	–	–	2,305,390
Exchange Traded Funds	15,716,337	–	–	15,716,337
Preferred Stocks	203,120	–	–	203,120
Corporate Bonds	–	89,848,995	–	89,848,995
U.S. Government Agencies	–	66,262,284	–	66,262,284
U.S. Treasury Bonds & Notes	490,160,167	–	–	490,160,167
Foreign Bonds	–	51,066,617	–	51,066,617
Municipal Bonds	–	51,428,917	–	51,428,917
Total	$1,254,976,268	$258,606,813	$–	$1,513,583,081

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$166,048,924	$–	$–	$166,048,924
Total	$166,048,924	$–	$–	$166,048,924

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,163,202	$–	$–	$12,163,202
Exchange Traded Funds	237,584	–	–	237,584
Total	$12,400,786	$–	$–	$12,400,786

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,407,727	$–	$–	$9,407,727
Total	$9,407,727	$–	$–	$9,407,727

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,423,594	$–	$–	$10,423,594
Total	$10,423,594	$–	$–	$10,423,594

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(2,417,551)	$–	$–	$(2,417,551)
TOTAL	$(2,417,551)	$–	$–	$(2,417,551)

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended March 31, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

Notes to Quarterly Schedules of Investments	James Advantage Funds

March 31, 2012 (Unaudited)

For the nine months ended March 31, 2012, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Securities Transactions

Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2012 the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund actively sells short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

James Advantage Funds	Notes to Quarterly Schedules of Investments

March 31, 2012 (Unaudited)

Tax Information

The following information is computed on a tax basis for each item as of March 31, 2012:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
James Balanced: Golden Rainbow Fund	$1,327,380,980	$202,404,870	$(16,202,769)	$186,202,101
James Small Cap Fund	136,526,499	31,512,485	(1,990,060)	29,522,425
James Mid Cap Fund	10,327,010	2,348,969	(275,193)	2,073,776
James Micro Cap Fund	7,455,556	2,143,425	(191,254)	1,952,171
James Long-Short Fund	9,769,539	789,589	(135,534)	654,055

SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the schedules of investments were issued. Based on this evaluation, no adjustments were required to the schedules of investments as of March 31, 2012.

Item 2.	Controls and Procedures.

	(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

	(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President

Date:	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President

Date:	May 21, 2012

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Treasurer and Chief Financial Officer

Date:	May 21, 2012